Business Combinations - Fair values of assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Feb. 03, 2017	Jun. 30, 2016
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Goodwill	$ 311,943	$ 311,900		$ 7,138
Trello
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents			$ 1,019
Trade receivables			1,035
Prepaid expenses and other current assets			765
Deferred tax assets			17,074
Intangible assets			127,400
Goodwill			289,171
Trade and other payables			(3,532)
Deferred revenue			(2,165)
Deferred tax liabilities			(46,760)
Net assets acquired			$ 384,007